Federated Hermes International Equity Fund Expense Example, No Redemption - Federated Hermes International Equity Fund	May 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 732
Expense Example, No Redemption, 3 Years	1,114
Expense Example, No Redemption, 5 Years	1,520
Expense Example, No Redemption, 10 Years	2,650
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	267
Expense Example, No Redemption, 3 Years	820
Expense Example, No Redemption, 5 Years	1,400
Expense Example, No Redemption, 10 Years	2,794
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	1,900
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	486
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	$ 1,834